Fair Value Disclosures	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures
Fair Value Disclosures

12. Fair Value Disclosures

ASC 820, Fair Value Measurements (“ASC 820”), as updated and amended by Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, provides a framework for measuring the fair value of assets and liabilities under GAAP and establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The fair value hierarchy can be summarized as follows:

Level 1 — Fair value determined based on quoted prices in active markets for identical assets or liabilities.

Level 2 — Fair value determined based on using significant observable inputs, such as quoted prices for similar assets or liabilities or quoted prices for identical assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data, by correlation or other means.

Level 3— Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows, or similar techniques.

The carrying values and estimated fair values of our financial liabilities are summarized in the table below, except for those liabilities for which the carrying values approximate their fair values.

	September 30, 2013		December 31, 2012
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
	(in thousands)
Senior notes	$200,000	$192,000	$—	$—
Senior secured term notes	—	—	122,729	125,000
Community development district obligations	8,187	9,648	9,680	12,937

The estimated fair values of our debt and community development district obligations were derived from quoted market prices by independent dealers (Level 2).

There were no financial instruments—assets or liabilities—measured at fair value on a recurring or nonrecurring basis in the accompanying unaudited consolidated balance sheets.

The majority of our nonfinancial assets, which include real estate inventories, property and equipment, and goodwill, are not required to be measured at fair value on a recurring basis. However, if certain events occur, such that a nonfinancial asset is required to be evaluated for impairment, the resulting asset impairment would require that the nonfinancial instrument be recorded at the lower of cost or fair value.

The Company did not have any nonfinancial assets that were written down to fair value as the result of an impairment charge during the nine months ended September 30, 2013 and 2012.

The carrying amounts reported for cash and cash equivalents, restricted cash, notes and accounts receivable, other assets, income taxes receivable, accounts payable and other liabilities, and customer deposits approximate their fair values.

13. Fair Value Disclosures

        ASC 820, as updated and amended by ASU 2011-04, provides a framework for measuring the fair value of assets and liabilities under GAAP and establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The fair value hierarchy can be summarized as follows:

  Level 1—Fair value determined based on quoted prices in active markets for identical assets or liabilities.

  Level 2—Fair value determined based on using significant observable inputs, such as quoted prices for similar assets or liabilities or quoted prices for identical assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data, by correlation or other means.

  Level 3—Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows, or similar techniques.

        The carrying values and estimated fair values of our financial instruments are as follows, except for those for which the carrying values approximate fair values:

	As of December 31, 2012		As of December 31, 2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(In Thousands)
Financial liabilities:
Senior secured term notes	$122,729	$125,000	$—	$—
Senior subordinated secured term loan	—	—	139,584	150,818
Community development district obligations	9,680	12,937	10,681	14,238

        The estimated fair value of our variable rate debt and community development district obligations are derived from quoted market prices by independent dealers (Level 2).

        As of December 31, 2012 and 2011, there were no financial instruments—assets or liabilities—measured at fair value on a recurring or nonrecurring basis.

        The majority of our nonfinancial instruments, which includes real estate inventories and property and equipment, are not required to be measured at fair value on a recurring basis. However, if certain events occur, such that a nonfinancial instrument is required to be evaluated for impairment, a resulting asset impairment would require that the nonfinancial instrument be recorded at the lower of cost or fair value.

        The Company's nonfinancial assets that were written down to fair value from impairments during the year ended December 31, 2011, on a nonrecurring basis are summarized below. There were no such impairments in 2012.

Nonfinancial Assets	Fair Value Hierarchy	Fair Value at December 31, 2011	Impairment Charges Recognized
		(In Thousands)
Land held for sale	Level 3	$14,263	$9,966
Investment in amenities	Level 3	$3,328	$1,456

        The carrying amounts reported for cash and cash equivalents, restricted cash, notes and accounts receivable, income taxes receivable, accounts payable, other liabilities, and customer deposits approximate fair values.